Total
Fund Summary
Frankllin Core Equity (IU) Funds-02 | Franklin Emerging Market Core Equity (IU) Fund
Investment Goal
The Fund's investment goal is capital appreciation.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only by Franklin Templeton mutual funds and other pooled investment vehicles that are managed by the investment manager or one of its affiliates.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Emerging Market Core Equity (IU) Fund}	Frankllin Core Equity (IU) Funds-02 Franklin Emerging Market Core Equity (IU) Fund Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Emerging Market Core Equity (IU) Fund}	Frankllin Core Equity (IU) Funds-02 Franklin Emerging Market Core Equity (IU) Fund Advisor Class
Management fees	none	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.21%	[2]
Acquired fund fees and expenses	0.07%	[2]
Total annual Fund operating expenses	0.28%
Fee waiver and/or expense reimbursement	(0.28%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	none	[2],[3]
[1]	Because the Fund is used only for investment by Franklin Templeton mutual funds and other pooled investment vehicles that are managed by the investment manager or one of its affiliates, Management does not charge the Fund a fee for its investment management service.
[2]	Other expenses and acquired fund fees and expenses are estimated for the current fiscal year.
[3]	The investment manager has contractually agreed to waive or assume certain expenses so that total annual fund operating expenses (including acquired fees and expenses, but excluding certain non-routine expenses such as those relating to litigation, indemnification, reorganizations and liquidations) do not exceed 0.00% until November 30, 2020. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Emerging Market Core Equity (IU) Fund}	Frankllin Core Equity (IU) Funds-02 Franklin Emerging Market Core Equity (IU) Fund Advisor Class USD ($)
1 year	none
3 years	$ 62

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of issuers located in “emerging market countries." Emerging market countries include those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the MSCI World Index. These countries typically are located in the Asia-Pacific region (including Hong Kong), Eastern Europe, the Middle East, Central and South America, and Africa. The Fund may invest in equity securities of any capitalization and primarily invests in common stock, but may also invest in depositary receipts. The Fund's investable universe typically includes equity securities of companies in the MSCI Emerging Market Equity Index.

The Fund invests in both growth and value stocks, or in stocks with characteristics of both ("core" style of investing). The investment manager employs a multi-factor selection process that includes using a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value and momentum. Each security is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits, country weight limits and security weight limit constraints determined by, among others, the portfolio management team.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. Stock prices tend to go up and down more dramatically than those of debt securities.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies.

Regional

To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

Emerging Market Countries

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Investment Style Factors

There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.

Core Style Investing

The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Large Capitalization Companies

Large companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small and Mid Capitalization Companies

Securities issued by small and mid capitalization companies may be more volatile in price than those of companies and may involve more risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Depositary Receipts

Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Management

The Fund will be subject to management risk because it will be an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

The investment manager uses modeling systems to implement its investment strategies for the Fund. There is no assurance that the modeling systems are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate. They may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Performance

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.